Accrued Other (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Refund liability	$ 15,078	$ 14,544
Deferred social security taxes - COVID	0	378
Excise taxes payable	2,700	0
Current portion of finance lease liabilities	$ 1,189	$ 425
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued other	Total accrued other
Other	$ 3,360	$ 2,453
Total accrued other	$ 22,327	$ 17,800